Securities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Available-for-sale securities transferred to held-to-maturity	$ 1,497	$ 3,691	$ 0
Debt securities, held-to-maturity, allowance for credit loss (less than)	1	1
Available-for-sale securities, allowance for credit loss	0	0
Agency RMBS
Debt Securities, Available-for-sale [Line Items]
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, amortized cost	1,500
Available-for-sale securities transferred to held-to-maturity	$ 1,500
U.S. Treasury Securities And Agency Commercial MBS
Debt Securities, Available-for-sale [Line Items]
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, amortized cost		4,000
Available-for-sale securities transferred to held-to-maturity		$ 3,700